Note 14 - Mining Interests (Tables)	12 Months Ended
Dec. 31, 2020
Statement Line Items [Line Items]
Disclosure of detailed information about mining interests [text block]
	December 31, 2020	December 31, 2019
Depletable properties	$392,185	$367,348
Non-depletable properties (exploration and evaluation costs)	117,545	96,043
	$509,730	$463,391

Exploration properties [member]
Statement Line Items [Line Items]
Disclosure of detailed information about mining interests producing properties and exploration properties [text block]
Non-depletable properties	San Dimas(a)	Santa Elena(b)	La Encantada	Non-producing Properties(1)	Exploration Projects(2)	Springpole Stream(c)	Total
At December 31, 2018	$3,705	$14,316	$5,660	$24,841	$33,440	$—	$81,962
Exploration and evaluation expenditures	7,450	11,738	2,164	8,097	1,032	—	30,481
Change in decommissioning liabilities (Note 21 )	—	—	—	—	238	—	238
Impairment	—	—	(1,061)	—	—	—	(1,061)
Transfer to producing properties	(2,456)	(7,462)	(5,659)	—	—	—	(15,577)
At December 31, 2019	$8,699	$18,592	$1,104	$32,938	$34,710	$—	$96,043
Exploration and evaluation expenditures	12,125	19,588	2,323	4,066	1,142	4,356	43,601
Change in decommissioning liabilities (Note 21 )	—	—	—	—	59	—	59
Sale of exploration project	—	—	—	—	(13,812)	—	(13,812)
Transfer to producing properties	(3,645)	(4,229)	(472)	—	—	—	(8,346)
At December 31, 2020	$17,179	$33,951	$2,955	$37,004	$22,099	$4,356	$117,545

Producing properties [member]
Statement Line Items [Line Items]
Disclosure of detailed information about mining interests producing properties and exploration properties [text block]
Depletable properties	San Dimas	Santa Elena	La Encantada	Non-producing Properties (1)	Total
Cost
At December 31, 2018	$193,305	$45,041	$99,436	$478,883	$816,665
Additions	24,596	6,813	5,995	9,088	46,492
Change in decommissioning liabilities (Note 21 )	301	2,338	500	6,161	9,300
Transfer from exploration properties	2,456	7,462	5,659	—	15,577
At December 31, 2019	$220,658	$61,654	$111,590	$494,132	$888,034
Additions	21,263	6,218	4,201	—	31,682
Change in decommissioning liabilities (Note 21 )	4,527	1,191	2,049	3,059	10,826
Transfer from exploration properties	3,645	4,229	472	—	8,346
At December 31, 2020	$250,093	$73,292	$118,312	$497,191	$938,888
Accumulated depletion, amortization and impairment
At December 31, 2018	$(10,871)	$(11,594)	$(59,872)	$(380,677)	$(463,014)
Depletion and amortization	(16,354)	(5,014)	(6,025)	(7,677)	(35,070)
Impairment	—	—	(22,602)	—	(22,602)
At December 31, 2019	$(27,225)	$(16,608)	$(88,499)	$(388,354)	$(520,686)
Depletion and amortization	(18,277)	(3,792)	(3,948)	—	(26,017)
At December 31, 2020	$(45,502)	$(20,400)	$(92,447)	$(388,354)	$(546,703)

Carrying values
At December 31, 2019	$193,433	$45,046	$23,091	$105,778	$367,348
At December 31, 2020	$204,592	$52,892	$25,865	$108,837	$392,185